Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Accounting Policies [Abstract]
Summary of Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash consist of the following:

	September 30, 2024	September 30, 2023
Cash and cash equivalents	$15,621	$32,940
Restricted cash	3,009	3,132

Total cash, cash equivalents and restricted cash	$18,630	$36,072

Summary of Estimated Useful Lives of Various Classifications of Property and Equipment
Estimated useful lives of the various classifications of property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Buildings	30 years
Aircraft	25 years from the manufacture date
Flight equipment	7-20 years
Equipment	5-9 years
Furniture and fixtures	3-5 years
Vehicles	5 years
Rotable spare parts	Life of the aircraft or term of the lease, whichever is less
Leasehold improvements	Life of the aircraft or term of the lease, whichever is less

Summary of Deferred Revenue Recognition	Deferrals of revenue and recognition of previously deferred revenue during fiscal year 2024 are shown below:

Revenue Deferred/(Recognized)
Deferred revenue as of September 30, 2023	$21,047
Fixed revenue deferrals	3,633
Pass-through revenue deferrals	2,002
Previously deferred fixed revenue recognized	(12,653)
Previously deferred pass-through revenue recognized	(4,390)

Deferred revenue as of September 30, 2024	$9,639

Schedule of Deffered Revenue Remaining Performance Obligations
The deferred revenue balance as of March 31, 2025 represents our aggregate remaining performance obligations that will be recognized as revenue over the period in which the performance obligations are satisfied, and is expected to be recognized as revenue as follows (in thousands):

Periods Ending September 30,	Total Deferred Revenue
2025 (remainder of)	$2,999
2026	5,450
2027	4,132
2028	2,009

Total	$14,590

The deferred revenue balance as of September 30, 2024 represents our aggregate remaining performance obligations that will be recognized as revenue over the period in which the performance obligations are satisfied, and is expected to be recognized as revenue as follows (in thousands):

Periods Ending September 30,	Total Revenue
2025	$3,932
2026	2,259
2027	2,224
2028	1,192
Thereafter	32

Total	$9,639